                                                              File Nos. 2-10653
                                                                         811-82


    As filed with the Securities and Exchange Commission on February 26, 2002

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933                / /
                      POST-EFFECTIVE AMENDMENT NO. 91                 /X/

                                       and

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940            / /
                              AMENDMENT NO. 46                        /X/

                                   CGM TRUST*
               (Exact Name of Registrant as Specified in Charter)

              One International Place, Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 737-3225

                        Jeremiah J. Bresnahan, Jr., Esq.
                                Bingham Dana LLP
                               150 Federal Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

         It is proposed that this filing will become effective on April 27, 2002, pursuant to paragraph (a) of Rule 485.

-----------------
* This filing relates only to the Registrant's series CGM Focus Fund.

Prospectus & Application    o    May 1, 2002


-------------
CGM
FOCUS FUND
-------------

A No-Load Fund

[logo] The Fund's
       investment objective
       is long-term growth
       of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS
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 FUND SUMMARY_________________________________________________________   1
   Investment Objective_______________________________________________   1
   Summary of Principal Investment Strategies_________________________   1
   Summary of Principal Risks_________________________________________   2
 PAST PERFORMANCE_____________________________________________________   2
 EXPENSES ____________________________________________________________   3

 ADDITIONAL INFORMATION ON STRATEGIES AND RISKS_______________________   4

   Principal Investment Strategies____________________________________   4
   Principal Risks____________________________________________________   5
 MANAGEMENT___________________________________________________________   6
HOW TO PURCHASE SHARES________________________________________________   6
SHAREHOLDER SERVICES__________________________________________________   7
HOW TO SELL SHARES____________________________________________________   9
TELEPHONE TRANSACTIONS________________________________________________  11
DIVIDENDS, CAPITAL GAINS AND TAXES____________________________________  12
 PRICING OF SHARES____________________________________________________  13
FINANCIAL HIGHLIGHTS__________________________________________________  15
CONTACT INFORMATION________________________________________________ Back Cover
--------------------------------------------------------------------------------

[logo] FUND SUMMARY

INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.

SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


The Fund is non-diversified and intends to pursue its objective by focusing on equity investments in a smaller number of companies, and/or in a more limited number of sectors (clusters of related industries), than diversified mutual funds. The Fund is flexibly managed, with the ability to invest in equity, debt and fixed income securities, in different industry sectors and in foreign issuers. The Fund may invest in companies regardless of the size of their market capitalization, but primarily invests in companies with market capitalizations of at least $30 million. The investment manager invests both in companies that are attractively valued and that have the potential for growth.


Should the investment outlook of the investment manager so warrant, the Fund may use a variety of investment techniques designed to capitalize on declines in the market prices of equity securities or declines in market indexes. For example, the Fund may establish short positions in specific securities or stock indices through short sales. The Fund may engage in short sales when the investment manager anticipates a decline in the market price of a security.

The Fund may borrow for the purpose of purchasing portfolio securities and other instruments.

In  making an investment decision, the investment manager analyzes:
    o the overall economic factors that may affect a potential investment, and

    o certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

The investment manager will sell a security if it determines that:
    o its investment expectations are not being met,
    o better opportunities are available, or
    o its price objective has been attained.

SUMMARY OF PRINCIPAL RISKS

Like all mutual funds, you may lose money if you invest in the Fund. As a NON-DIVERSIFIED mutual fund, the Fund is able to take larger positions in a smaller number of companies than a more diversified fund. Therefore, when the value of one of the Fund's holdings changes, this is likely to have a greater effect on the Fund's overall performance than on the performance of a more diversified fund.

The Fund's investments are subject to the MARKET RISKS inherent in all securities. This means that you may lose money on your investment due to a fall in prices of stocks or periods of below-average performance in the stock market.

The Fund's use of SHORT SALES involves additional investment risks and transaction costs. While short sales can be used to further the Fund's investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund's return or result in losses, which potentially may be unlimited.

The Fund's BORROWING may increase the Fund's volatility, and interest and other borrowing costs may exceed the gain on securities purchased with borrowed funds. The Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets.

Investments in SMALL AND MEDIUM-SIZED COMPANIES involve greater risk than is customarily associated with more established companies because these stocks may be more volatile and have returns that vary significantly from the overall market.

The Fund may invest in FOREIGN ISSUERS, which are subject to risks of possible adverse political and economic developments abroad. Investing in foreign issuers also involves risks of changes in foreign currency exchange rates. The Fund may invest in these issuers directly or indirectly through depository receipts (receipts representing the right to receive the securities of foreign issuers deposited in U.S. banks or a local branch of a foreign bank).

Because the Fund may also invest in debt and fixed-income securities, it is subject to CREDIT RISK (the risk that the obligor will default in the payment of principal and/or interest) and to INTEREST RATE RISK (the risk that the market value of the securities will decline as a result of increases in market rates of interest).

[logo] PAST PERFORMANCE

The bar chart and table below show the Fund's annual returns and its long-term performance, and provide some indication of the risks of investing in the Fund.

The bar chart shows how the Fund's performance has varied from year to year. The table compares the Fund's performance over time for the periods indicated to that of the Standard and Poor's 500 Composite Index, a widely recognized unmanaged index of common stock prices.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Both the bar chart and the table assume reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

                        TOTAL RETURN (as of 12/31)

                    1998                          3.5%
                    1999                          8.5%
                    2000                         53.9%
                    2001                         47.7%

During the three-year period shown in the bar chart, the highest quarterly return was 44.4% (for the quarter ended 12/31/00) and the lowest quarterly return was 27.2% (for the quarter ended 9/30/98).

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/01)
                                                                Since Inception
                                                        1 Year      (9/3/97)
--------------------------------------------------------------------------------
                    Fund
                      Return Before Taxes
                      Return After Taxes on
                       Distributions
                      Return After Taxes on
                       Distributions and Sale
                       of Fund Shares
                    S&P 500 Index


[logo] EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SCHEDULE OF FEES
Shareholder Transaction Expenses (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases______________________ None Maximum Sales Charge (Load) Imposed on Reinvested Dividends___________ None Redemption Fee*_______________________________________________________ None
    Exchange Fee _________________________________________________________ None

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets) (as a percentage of average net assets, based on expenses for year ended 12/31/01)

    Management Fees ______________________________________________________ 1.00%
    Distribution (12b-1) Fees_____________________________________________ None

    Other Expenses _______________________________________________________ 0.32%
    Total Fund Operating Expenses ________________________________________ 1.32%


* A wire fee (currently $5.00) will be deducted from proceeds if a shareholder elects to transfer redemption proceeds by wire.
--------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you redeem your shares at the end of each period;

    o your investment has a 5% return each year (the assumption of a 5% return is required by the SEC and is not a prediction of the Fund's future performance); and

    o the Fund's operating expenses remain the same, before taking into consideration any fee waivers or reimbursements.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of years          1        3        5       10

Cost                   $134     $418     $723    $1,590

[logo] ADDITIONAL INFORMATION ON STRATEGIES AND RISKS


The Fund's objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund's investment manager, are most likely to be important in trying to achieve the Fund's investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective. The Fund's objective may be changed without shareholder approval.

The Fund may also use strategies and invest in securities that are not described below but which are described in the Statement of Additional Information ("SAI"). Of course, the Fund's investment manager may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the SAI at any particular time.

The Fund may also depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. When doing so, the Fund may hold a substantial portion of its assets in cash or investment grade fixed-income securities and may not be pursuing its investment objective.

PRINCIPAL INVESTMENT STRATEGIES


The Fund is non-diversified and intends to pursue its objective by focusing on equity investments in a smaller number of companies, and/or in a more limited number of sectors, than diversified mutual funds. The equity securities the Fund may invest in may include, but are not limited to, common and preferred stocks, convertible securities and warrants. The Fund is flexibly managed, with the ability to invest in different industry sectors and in foreign issuers. The Fund may invest in companies regardless of the size of their market capitalization.


Should the investment outlook of the investment manager so warrant, the Fund may use a variety of investment techniques designed to capitalize on declines in the prices of equity securities of one or more companies or declines in market indexes. For example, the Fund may establish short positions in specific securities or stock indexes through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures. The Fund may also establish long positions in specific securities or stock indexes through options, futures contracts and options on futures.

The Fund may borrow for the purpose of purchasing portfolio securities and other instruments. This involves special risks.

MANAGEMENT STYLE. Rather than following a particular investment style, the Fund's investment manager employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, the Fund's investment manager will generally employ the following method:

    o It uses a top-down approach, meaning that it first analyzes the overall economic factors that may affect a potential investment.

    o It then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.

    o The investment manager will sell a security if it determines that its investment expectations are not being met, better opportunities are available, or its price objective has been attained.

PORTFOLIO TURNOVER. The Fund's objective is long-term growth of capital. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund's investment manager, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect the Fund's performance. To the extent that this policy results in the realization of gains on investments, the Fund will make distributions to its shareholders. These distributions will generally be subject to taxes.

The Fund's portfolio turnover rate may exceed 300%. The Fund's investments in short sales and options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund's portfolio turnover.

PRINCIPAL RISKS
Investing in a mutual fund involves risk. Before investing, you should consider the risks you will assume. Some of these risks are described below. More information about risks appears in the Fund's SAI. Remember that you may receive little or no return on your investment in the Fund. You may lose money if you invest in the Fund.

MARKET RISK. This is the risk that the prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. The value of the Fund's shares will change daily as the value of its underlying securities changes. This means that your Fund shares may be worth more or less when you sell them than when you bought them. Historically, equity securities have been more volatile than debt or fixed-income securities.

LACK OF DIVERSIFICATION. The Fund generally takes larger positions in a smaller number of companies than a more diversified fund. Therefore, when the value of one of the Fund's holdings changes, this is likely to have a greater effect on the Fund's overall performance than on the performance of a more diversified fund.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. The securities of small and medium capitalization companies may have more risks than those of larger, more seasoned companies. They may be particularly susceptible to market downturns because of limited product lines, markets, distribution channels or financial and management resources. Also, there may be less publicly available information about small and medium cap companies. Investments in small and medium cap companies may be in anticipation of future products or services to be provided by the companies. If those products or services are delayed, the prices of the securities of the companies may drop. Sometimes, the prices of the securities of small and medium cap companies rise and fall based on investor perception rather than economics. Securities of small and medium cap companies may be thinly traded, making their disposition more difficult. For all these reasons, the prices of the securities of small and medium cap companies may be more volatile, causing the Fund's share price to be volatile. Funds that invest a higher percentage of their assets in small and medium cap stocks are generally more volatile than funds investing a higher percentage of their assets in larger, more established companies.

SHORT SALES. The Fund's use of short sales involves additional investment risks and transaction costs. While short sales can be used to further the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund and decrease the liquidity of the Fund. If the Fund uses short sales at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss.

The Fund's potential loss from an uncovered short position in an equity security or stock index resulting from a short sale or the sale of a futures contract is unlimited. The Fund also could experience losses if these investment techniques were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

BORROWING. The Fund may borrow money in order to increase its holdings of portfolio securities. Borrowing will exaggerate the effect of any increase or decrease in the market price of securities in the Fund's portfolio on the Fund's net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs. These costs may exceed the gain on securities purchased with borrowed funds.

FOREIGN ISSUERS. The Fund may invest a portion of its assets in foreign issuers. Investing in foreign issuers involves risks in addition to those of investing in U.S. securities, including risks relating to political, social and economic developments abroad, risks of changes in currency exchange rates and risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

DEBT AND FIXED-INCOME SECURITIES. While the Fund expects to invest primarily in equity securities, the Fund may also invest in debt and fixed-income securities. Debt and fixed-income securities are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to interest rate risk (the risk that the market value of the securities will change as a result of changes in market rates of interest). These securities are also subject to the risk that interest rate changes may affect prepayment rates and their effective maturity.

[logo] MANAGEMENT

THE INVESTMENT MANAGER

The Fund's investment manager is Capital Growth Management Limited Partnership ("CGM"), One International Place, Boston, Massachusetts, 02110. CGM, an investment advisory firm founded in 1990, manages the Fund's daily investment and business affairs subject to the policies established by the Fund's Board of Trustees. CGM manages nine mutual fund portfolios and advisory accounts for other clients.


In 2001, the Fund paid 0.88% of its average annual net assets in management fees to CGM, after waivers and reimbursements.


THE PORTFOLIO MANAGER

G. Kenneth Heebner has been the portfolio manager of the Fund since its inception in 1997. In 1990, Mr. Heebner founded CGM with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles & Company, Incorporated. In addition to the Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, and CGM Realty Fund, and, with Janice H. Saul, co-manages CGM Fixed Income Fund.

[logo] HOW TO PURCHASE SHARES

The Fund sells its shares directly to investors without any sales load.

NEW ACCOUNTS

You may make a purchase of Fund shares in a new regular account or retirement plan account by submitting a completed application form and check, made payable to CGM Focus Fund, to:

The CGM Funds
P.O. Box 449
Boston, Massachusetts 02117-0449

The minimum initial investment is $2,500 for regular accounts and $1,000 for retirement plans (see "Shareholder Services -- Retirement Plans") and accounts set up under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

EXISTING ACCOUNTS

After your account has been established, you may send subsequent investments at any time directly to the shareholder servicing agent at:

CGM Shareholder Services
c/o Boston Financial Data Services, Inc.
P.O. Box 8511
Boston, Massachusetts 02266-8511

You must include either the Additional Investment Stub detached from an account statement or a note containing sufficient information to identify the account (i.e. the Fund name, your account number, your name and social security number). Subsequent investments must be at least $50.

PAYMENT BY CHECK

If you pay for Fund shares by check, your check should be in U.S. dollars and made payable to CGM Focus Fund. Third party checks (i.e. checks not payable to CGM Focus Fund) are generally not accepted and checks drawn on credit card accounts are not accepted.

PAYMENT BY WIRE

You may also make subsequent investments by federal funds wire. Instruct your bank to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "DDA99046336, $ Amount, STATE ST BOS ATTN Mutual Funds. Credit CGM Focus Fund, Shareholder Name, Shareholder Account Number." Your bank may charge you a fee for transmitting funds by wire.

ADDITIONAL INFORMATION

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact the Fund or CGM Shareholder Services for details.

An investor will not receive any certificates for shares unless the investor requests them in writing from CGM Shareholder Services. The Fund's system for recording investments eliminates the problems of handling and safekeeping certificates.


The Fund may accept telephone orders from certain broker-dealers or service organizations which have been previously approved by the Fund. It is the responsibility of such broker-dealers or service organizations to promptly forward purchase orders and payments for shares to the Fund. Shares of the Fund may be purchased through certain broker-dealers or service organizations who may charge the investor a transaction fee or other fee for their services at the time of purchase and/or redemption. Such fees would not otherwise be charged if the shares were purchased or redeemed directly from the Fund.


The price you pay will be the per share net asset value next calculated after your proper investment order is received by the Fund (in the case of your initial investment) or by CGM Shareholder Services (in the case of subsequent investments).
The Fund may reject any purchase order and may suspend, change or withdraw the offering of its shares.


[logo] SHAREHOLDER SERVICES

The Fund offers the following shareholder services as more fully described in the Fund's SAI. Explanations and forms are available from the Fund.

EXCHANGE PRIVILEGE

You may exchange your shares of CGM Focus Fund for shares of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund and CGM Realty Fund. You may also exchange your shares for shares of money market funds distributed by CDC IXIS Asset Management Distributors, L.P.

Additionally, you may exchange shares of CGM Focus Fund for shares of CGM Capital Development Fund, but only if you were a shareholder of CGM Capital Development Fund on September 24, 1993, and have remained a shareholder in CGM Capital Development Fund continuously since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund as described in the SAI.

All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close out fee. You may make an exchange by written instruction or, if a written authorization for telephone exchange is on file with CGM Shareholder Services, you may call 800-343-5678. See "Telephone Transactions" on page 11. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new account, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips) per calendar year. Monthly automatic exchanges from money market funds distributed by CDC IXIS Asset Management Distributors, L.P. to the Fund are not subject to this restriction. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

If the value of your account is at least $10,000, you may have periodic cash withdrawals automatically paid to you or any person you designate. For federal income tax purposes, a withdrawal under the SWP constitutes a sale of shares, which may result in a capital gain or loss. If checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months, the plan will be cancelled. Any undeliverable or uncashed check(s) will be cancelled and the amount(s) will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the check(s). No interest will accrue on amounts represented by uncashed distribution or redemption checks. The Fund may terminate or modify the SWP at any time.

AUTOMATIC INVESTMENT PLAN ("AIP")

Once your account has been established, voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from your checking account. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions. Debits from money market accounts are not acceptable.

You may terminate your participation in the AIP by sending written notice to CGM Shareholder Services or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate your participation in the AIP immediately in the event that any item is unpaid by your financial institution. The Fund may terminate or modify the AIP at any time.

RETIREMENT PLANS

The Fund's shares may be purchased by tax-deferred retirement plans. CGM makes available retirement plan forms and plan documents for Traditional and Roth IRAs, SEP-IRAs, 403(b)(7) Custodial Accounts, and Money Purchase Pension and Profit Sharing Plans ("CGM Retirement Plans").

CONFIRMATION STATEMENTS

Shareholders will receive statements confirming all purchases, redemptions and changes of address. You may call CGM Shareholder Services and request a duplicate statement for the current year without charge. A fee will be charged for any duplicate information requested for prior years.

SHAREHOLDER REPORTS

Shareholders will receive the Fund's financial statements and a summary of the Fund's investments at least semiannually. The Fund intends to consolidate mailings of annual, semiannual and quarterly reports to households having multiple accounts with the same address of record and to furnish a single copy of each report to that address. Mailings of prospectuses and proxy statements will not be consolidated and if a report is included in such mailings each shareholder will receive a separate copy. You may request additional reports by notifying the Fund in writing, or by calling the Fund at 800-345-4048.

[logo] HOW TO SELL SHARES

You can sell (redeem) all or part of your shares in the Fund in three different ways:

    o by sending a written request for a check or wire representing the redemption proceeds,

    o except for CGM Retirement Plans, by making a telephone request for redemption by check (provided that the amount to be redeemed is not more than $25,000 and the check is being sent to you at your address of record, which has not changed in the prior three months), or

    o except for CGM Retirement Plans, by making a telephone request for redemption proceeds to be wired to a bank account that you have predesignated.

The redemption price will always be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Necessary documentation may include, in certain circumstances, documents verifying the authority or legal capacity of the person seeking to redeem shares. Redemption requests cannot be revoked once they have been received in good order.

For federal income tax purposes, a redemption is a taxable event and may result in a capital gain or loss.

WRITTEN REDEMPTION REQUESTS

If you elect to redeem shares in writing, send your written request to:

    CGM Shareholder Services
    c/o Boston Financial Data Services, Inc.
    P.O. Box 8511
    Boston, Massachusetts 02266-8511

The written request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wire instructions. All owners of shares must sign the request in the exact name(s) in which the shares are registered (which appear(s) on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you are signing in a special capacity, you may wish to contact CGM Shareholder Services at 800-343-5678 in advance to determine whether additional documentation will be required before you send a redemption request.

Redemptions from CGM Retirement Plans for which State Street Bank is the custodian or trustee must contain additional information. Please contact CGM Shareholder Services for instructions and forms. Complete information, including tax withholding instructions, must be included in your redemption request.

If you are redeeming shares worth more than $25,000, requesting that the proceeds check be made payable to someone other than the registered owner(s) or be sent to an address other than your address of record (or sent to your address of record if such address has been changed within the previous three months), or requesting that the proceeds be wired to a bank account that you have not predesignated, you must have your signature guaranteed by an "eligible guarantor institution" as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, but not a notary public).

If you hold certificates representing your investment, you must enclose the certificates and a properly completed redemption form or stock power. You bear the risk of loss of such certificates; consequently, you may wish to send your certificates by registered mail.

TELEPHONE REDEMPTION REQUESTS

If you elect to redeem shares by telephone, call CGM Shareholder Services directly at 800-343-5678. See "Telephone Transactions" on the next page. Telephone redemptions are not available for CGM Retirement Plans. When you make a redemption request by telephone, you may choose to receive redemption proceeds either by having a check mailed to the address of record on the account (provided the address has not changed within the previous three months and you are redeeming $25,000 or less) or by having a wire sent to a bank account you have previously designated.

Telephone redemptions by check are available to all shareholders of the Fund (except CGM Retirement Plans) automatically unless this option is declined in the application or otherwise in writing. You may select the telephone redemption wire service when you fill out your initial application or you may select it later by completing a Service Options Form (with a signature guarantee), available from the Fund or CGM Shareholder Services.

A telephone redemption request must be received by CGM Shareholder Services prior to the close of the New York Stock Exchange. If you telephone your request to CGM Shareholder Services after the Exchange closes or on a day when the Exchange is not open for business, the Fund cannot accept your request and a new one will be necessary.

Wire redemptions by telephone may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on a Service Options Form with a signature guarantee.

REDEMPTION PROCEEDS

Proceeds resulting from a written or regular telephone redemption request will normally be mailed to you within five business days after receipt of your request in good order. Telephone wire redemption proceeds will normally be wired to your bank within five business days following receipt of a proper redemption request.

If you purchased your Fund shares by check (or through an automatic investment plan) and elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. The Fund will generally postpone sending your redemption proceeds from an investment until the Fund can verify that your check (or automatic investment plan investment) has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check.

If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, the checks will be cancelled and the proceeds will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


POSTPONEMENT OF REDEMPTION PROCEEDS OR SUSPENSION OF REDEMPTION RIGHT

The Fund may postpone payment of redemption proceeds for up to seven days from the date of the redemption. The Fund may not postpone payment for more than seven days or suspend the right of redemption, except: if you purchased your Fund shares by check (or through an automatic investment plan) and redeem shares within 15 days of the purchase as described in the preceding section, when the New York Stock Exchange is closed for other than weekends or holidays, when trading on the Exchange is restricted, during an emergency (as determined by the SEC) which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

REDEMPTION IN KIND

The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the Board of Trustees of the Fund determines it to be advisable in the interests of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

MINIMUM ACCOUNT BALANCE AND AUTOMATIC REDEMPTION

Because the expense of maintaining small accounts is disproportionately high, the Fund may close accounts with 20 shares or less, and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to CGM Retirement Plans or accounts set up under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

[logo] TELEPHONE TRANSACTIONS

You may initiate three types of transactions by telephone:

    o telephone exchanges;

    o telephone redemptions by wire; and

    o telephone redemptions by check.

The terms and provisions for each of these services are explained fully in the preceding sections. Once a telephone transaction request has been placed, it cannot be revoked.

You must select the telephone exchange privilege and/or telephone redemption by wire privilege when you fill out your initial application or you may select either option later by completing a Service Options Form (with a signature guarantee) available from the Fund or CGM Shareholder Services. The telephone redemptions by check privilege is available automatically unless you decline this option in the application or otherwise in writing.

The telephone redemption privileges are not available for Traditional or Roth IRAs, SEP-IRAs, 403(b)(7) Custodial Accounts or for Money Purchase Pension and Profit Sharing accounts under a CGM Retirement Plan for which State Street Bank is the custodian or trustee.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on your account application and recording the telephone conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Fund may be liable if reasonable procedures are not employed.

During periods of unusual market activity, severe weather or other abnormal circumstances, it may be difficult for you to reach a representative of the Fund or CGM Shareholder Services by telephone. In this case, please consider sending written instructions.

[logo] DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS AND CAPITAL GAINS

Any income dividends and capital gains distributions are normally made annually in December but may be made more frequently as deemed advisable by the Board of Trustees.

You may elect to receive income dividends or capital gains distributions, or both, in additional shares of the Fund or in cash. However, if you elect to receive capital gains in cash, your income dividends must also be received in cash. Certain restrictions may apply to participants in CGM Retirement Plans.

You can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that you have predesignated. These elections may be made at the time your account is opened and may be changed at any time by submitting a written request to CGM Shareholder Services or by calling 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through a Service Options Form with a signature guarantee. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services at least five days before the record date for such dividend or distribution.

If you elect to receive distributions in cash and checks are returned "undeliverable" or remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

TAXATION OF DISTRIBUTIONS. As long as the Fund qualifies for treatment as a regulated investment company (which it has in the past and intends to do in the future), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains, regardless of how long you have owned your shares in the Fund. Other distributions are generally taxable as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing your tax basis in your shares, and then, to the extent the distribution exceeds your tax basis, as a taxable gain from the sale of your shares.

A distribution will be treated as paid by the Fund and received by you on December 31 of the current calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund in January of the subsequent year.

Fund distributions will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

FOREIGN TAXES. If the Fund invests in foreign issuers, it may be subject to foreign taxes on income earned on those securities and most likely will not be eligible to elect to "pass through" such foreign income taxes to you. Therefore, you should not expect to be able to claim a foreign tax credit or deduction with respect to those taxes.

DISPOSITION OF SHARES. The sale or other disposition of shares of the Fund, including a redemption of shares or an exchange for shares of another fund, is generally a taxable event and may result in a capital gain or loss which will be long-term or short-term, generally depending upon how long you held your shares. You are responsible for any tax liabilities generated by your sales or other dispositions of Fund shares.


BACKUP WITHHOLDING. The Fund is required, in certain circumstances, to withhold at a rate of 30% on taxable dividends, capital gains distributions, and redemption proceeds paid to individuals and certain other classes of shareholders if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications regarding their tax status, or if they are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's normal federal income tax liability.


GENERAL INFORMATION. The shareholder servicing agent will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of the year, you may receive a statement providing the cost basis and gain or loss of each share lot that you sold during such year. Some restrictions apply. In limited circumstances, your actual cost basis may differ from your CGM account cost basis. Your CGM account cost basis will be calculated using the "double category average cost method," which is one of the four calculation methods allowed by the IRS. Shareholders of the Fund generally will receive these cost basis statements but only for accounts opened after January 1, 1991. For more information, please call 800-343-5678. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

Dividend distributions, capital gains distributions and capital gains from redemptions and exchanges may also be subject to state, local and foreign taxes. A portion of the Fund's income derived from certain direct U.S. Government obligations may be exempt from state and local taxes. Each year the Fund will indicate the portion of the Fund's income, if any, which is derived from such obligations.

The tax discussion set forth here applies only to those shareholders who hold Fund shares as capital assets and is included for general information only. You should consult your own tax adviser concerning the tax consequences of an investment in the Fund.

[logo] PRICING OF SHARES

The share price or "net asset value" per share of the Fund is computed daily by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares of the Fund. The net asset value per share of the Fund is determined as of the close of the regular trading session of the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for trading. Portfolio securities are generally valued at their market value. In certain cases, market value may be determined on the basis of information provided by a pricing service approved by the Board of Trustees. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees. The valuation of portfolio securities is more fully described in the SAI.

Trading may take place in foreign issuers held by the Fund on days when the Fund is not open for business. As a result, the Fund's net asset value may change on days on which it is not possible to purchase or sell shares of the Fund.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been examined by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual
Report, which may be obtained from the Fund free of charge.

CGM FOCUS FUND

                                                                                                      For the Period
                                                          For the Year Ended  December 31,         September 3, 1997(a)
                                                 -------------------------------------------------       through
                                                   2001          2000          1999         1998    December 31, 1997
                                                 --------       -------      -------      --------  -----------------
For a share of the Fund outstanding
  throughout the period:
Net asset value at beginning of period .......   $  15.80       $ 10.50      $  9.71      $   9.38       $ 10.00
                                                 --------       -------      -------      --------       -------
Net investment income (loss)(b) ..............       0.01          0.36         0.03         (0.07)(c)     (0.02)(c)
Dividends from net investment income .........      (0.01)        (0.36)       (0.03)         --            --
Net realized and unrealized gain (loss)
  on investments .............................       7.51          5.30         0.79          0.40(d)      (0.60)
Distribution from net realized gain ..........      (1.44)         --           --            --            --
                                                 --------       -------      -------      --------       -------
Net increase (decrease) in net asset value ...       6.07          5.30         0.79          0.33         (0.62)
Net asset value at end of period .............   $  21.87       $ 15.80      $ 10.50      $   9.71       $  9.38
                                                 ========       =======      =======      ========       =======
Total Return (%)(e) ..........................       47.7          53.9          8.5           3.5         (6.20)(f)
Ratios:
Operating expenses to average net assets(%) ..       1.20(h)       1.21(h)      1.21(h)       1.20          1.20(g)
Operating expenses to average net assets
  before expense limitation (%) ..............       1.32          1.65         1.55          1.40          1.63(g)
Net investment income (loss) to average
  net assets(%) ..............................       0.11          3.02         0.23         (0.65)        (0.83)(g)
Portfolio turnover (%) .......................        254           551          288           340           330(g)
Net assets at end of period (in thousands) ($)    249,562        78,889       68,876       110,324        98,786
(a) Commencement of operations ...............
(b) Net of reimbursement which amounted to ...   $   0.01       $  0.05      $  0.04      $   0.02       $  0.01
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Not computed on an annualized basis.
(g) Computed on an annualized basis.
(h) Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%.

CONTACT INFORMATION ----------------------------------------------------------

CGM FOCUS FUND
c/o The CGM Funds
P.O. Box 449
Boston, MA 02117

SHAREHOLDER SERVICING AGENT
CGM Shareholder Services
c/o Boston Financial Data Services, Inc.
P.O. Box 8511
Boston, MA 02266

INVESTMENT MANAGER
Capital Growth Management
Limited Partnership
One International Place
Boston, MA 02110

TRANSFER AND DIVIDEND PAYING AGENT
AND CUSTODIAN OF ASSETS
State Street Bank and Trust Company
Boston, MA 02102

--------------------------------------------------------------------------------
More information about this Fund is available free by calling 800-345-4048, including the following:

ANNUAL/QUARTERLY REPORTS

Additional information about the Fund's investments is available in the Fund's annual and quarterly reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference (i.e. is legally considered part of it).

For additional information about:

o Account procedures/status        o Prospectuses

o Redemptions                      o SAI

o Exchanges                        o Annual/Quarterly Reports

o New account procedures           o Performance


  Call 800-343-5678                  Call 800-345-4048

--------------------------------------------------------------------------------
Information about the Fund (including the SAI) is also available from the Securities and Exchange Commission. You can find it on the SEC's Internet site at http://www.sec.gov. You can receive copies of Fund information upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.


FFP02                                                       SEC File No. 811-82

                                 CGM FOCUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION


May 1, 2002

This Statement of Additional Information (the "Statement" or "SAI") provides further information concerning the activities and operations of CGM Focus Fund. This Statement is not a prospectus, and should be read in conjunction with the CGM Focus Fund Prospectus dated May 1, 2002 (the "Prospectus"). Certain information which is included in the Prospectus is incorporated by reference into this Statement. A copy of the Prospectus may be obtained from CGM Trust, by writing to: c/o The CGM Funds Investor Services Division, P.O. Box 449, Boston, Massachusetts 02117, or by calling 800-345-4048.

[Financial Statements to be added by amendment.]

FFSAI02

                                TABLE OF CONTENTS

                                                                      Page

INTRODUCTION.............................................................__
ADDITIONAL INFORMATION REGARDING STRATEGIES AND RISKS....................__
FUNDAMENTAL INVESTMENT RESTRICTIONS......................................__
PORTFOLIO TURNOVER ......................................................__
MANAGEMENT OF THE FUND ..................................................__
INVESTMENT ADVISORY AND OTHER SERVICES...................................__
         Advisory Agreement..............................................__
         Custodial Arrangements..........................................__
         Independent Accountants.........................................__
         Other Arrangements..............................................__
         Codes of Ethics.................................................__
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................__
DESCRIPTION OF THE TRUST ................................................__
         Shareholder Rights..............................................__
         Shareholder and Trustee Liability...............................__
ADVERTISING AND PERFORMANCE INFORMATION..................................__
         Calculation of Total Return.....................................__
         Performance Comparisons.........................................__
NET ASSET VALUE AND PUBLIC OFFERING PRICE................................__
HOW TO PURCHASE SHARES ..................................................__
SHAREHOLDER SERVICES ....................................................__
         Open Accounts...................................................__
         Systematic Withdrawal Plans ("SWP").............................__
         Exchange Privilege..............................................__
         Automatic Investment Plans ("AIP")..............................__
         Retirement Plans................................................__
         Address Changes.................................................__
REDEMPTIONS..............................................................__
         Redeeming by Telephone..........................................__
         Check Sent to the Address of Record.............................__
         Proceeds Wired to a Predesignated Bank..........................__
         All Redemptions.................................................__
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.............__
FINANCIAL STATEMENTS ....................................................__

INTRODUCTION

CGM Focus Fund (the "Fund") is organized as an open-end, non-diversified separate series of shares of CGM Trust (the "Trust"). The Trust is a Massachusetts business trust established under the laws of Massachusetts in 1986. The Trust is governed by an Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") dated January 23, 1997. The Trust is a successor in interest to Loomis-Sayles Mutual Fund. On March 1, 1990, the Trust's name was changed from "Loomis-Sayles Mutual Fund" to "CGM Mutual Fund" to reflect the assumption by Capital Growth Management Limited Partnership ("CGM" or the "Investment Manager") of investment advisory responsibilities with respect to the Trust. On December 20, 1991, the Trust's name was changed to CGM Trust.

Descriptions in the Prospectus and in this Statement of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that CGM, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. CGM may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

ADDITIONAL INFORMATION REGARDING STRATEGIES AND RISKS

THE FOLLOWING SUPPLEMENTS THE DISCUSSION IN THE PROSPECTUS OF THE VARIOUS INVESTMENT STRATEGIES AND TECHNIQUES THAT MAY BE EMPLOYED BY THE FUND AND CERTAIN ASSOCIATED RISKS.

SHORT SALES. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, the potential loss is theoretically unlimited.

While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. In general, the Fund will also be required to pledge additional cash or liquid securities to the broker as collateral for its obligations, such that the cash held by the broker and the additional pledged cash and securities equals at least 150% of the current market value of the securities sold short. Until the Fund closes its short position, the Fund will be required to (a) maintain with its custodian a segregated account, which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover the Fund's short position. The Fund may also cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

OPTIONS ON SECURITIES AND STOCK INDEXES. The Fund may purchase put and call options on equity securities. A put option gives the purchaser of the option, in exchange for the payment of a premium, the right to sell and the writer, if the purchaser exercises his right, the obligation to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of the option, in exchange for the payment of a premium, the right to buy and the writer, if the purchaser exercises his right, the obligation to sell the underlying security at the exercise price during the option period. If the option is not sold while it has remaining value, or if during the life of an option the underlying security does not depreciate (in the case of a put option) or appreciate (in the case of a call option), the purchaser of the option may lose his entire investment. Further, except where the value of the remaining life of the option may be realized in the secondary market, for the option purchase to be profitable, the market price of the underlying security must be below (in the case of a put option) or above (in the case of a call option) the exercise price by more than the premium and transaction costs paid in connection with the purchase of the option and its sale or exercise. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, purchasing options can be more speculative than investing directly in equity securities.

The Fund may also purchase put and call options on stock indexes. The amount of cash received upon exercise of a stock index option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. All settlements of stock index option transactions are in cash. Some stock index options are based on a broad market index such as the S&P 500 Index, the New York Stock Exchange Composite Index, or the American Stock Exchange Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Because the value of a stock index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather that upon movements in the price of a particular stock.

The Fund may liquidate its position as the holder of an option by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that a closing sale transaction can be effected. If any option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing sale transaction with respect to an option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the option to close the transaction is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the option. If an option which the Fund has purchased expires "out-of-the-money," the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

The options purchased by the Fund may be exchange-listed options ("OCC Options") or over-the-counter options ("OTC Options"). OCC Options are issued by the Options Clearing Corporation ("OCC"). The OCC is a clearing organization for financial derivative instruments and guarantees the performance of the obligations of the parties to such options. The Fund's ability to close out its position as a writer or purchaser of an OCC Option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options) in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of stock index options which the Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.

With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC Option transactions only with primary United States Government securities dealers recognized by the Federal Reserve Bank of New York. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell stock index futures contracts. The Fund may also purchase put and call options on stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Fund may also purchase stock index futures contracts as a substitute for a comparable market position in the underlying securities.

The Fund may also purchase put and call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase, respectively, the underlying futures contract for a specified price upon exercise at any time during the option period. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in exchange for the premium paid, to assume a position in a futures contract. The Fund may engage in related closing transactions with respect to options on futures contracts.

The Fund will only engage in transactions in futures contracts and options thereupon that are traded on a United States exchange or board of trade. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund's loss from an uncovered short position on futures contracts is potentially unlimited.

When the Fund purchases or sells a stock index futures contract, the Fund will be required to (a) maintain with its custodian a segregated account, which will be marked to market daily, containing cash or liquid securities (which may include equity securities), that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or (b) otherwise "cover" its position. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the future. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

Typically, an investment in a futures contract requires the Fund to deposit with the applicable exchange or other specified financial intermediary as security for its obligations an amount of cash or other specified debt securities which initially is 1% to 5% of the face amount of the contract and which thereafter fluctuates on a periodic basis as the value of the contract fluctuates. If the price of an open futures contract changes (by increase in the case of a sale or decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

The Fund's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission ("CFTC") with which the Fund must comply in order not to be deemed a commodity pool operator within the meaning and intent of the Commodity Exchange Act and the regulations promulgated thereunder. Regulations of the CFTC applicable to the Fund currently require that all of the Fund's futures and options on futures transactions be either for bona fide hedging purposes or for non-hedging purposes provided that the sum of the amounts of initial margin deposits and premiums paid for options on futures required to establish such non-hedging positions does not exceed 5% of the liquidation value of the Fund's total assets (after taking into account unrealized profits and unrealized losses on such futures and options transactions). In the case of an option on a futures contract that is "in-the-money" at the time of purchase (i.e. the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Securities that may be resold without registration pursuant to Rule 144A may be treated as liquid for these purposes, subject to the supervision and oversight of the Board of Trustees, in accordance with guidelines established by the Board of Trustees to determine whether there is a readily available market for such securities. The foregoing investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested in purchasing the securities.

FOREIGN SECURITIES. The Fund may invest in securities issued by institutions, corporations and governments established by or in one or more foreign countries, which may be developed or undeveloped countries. Such foreign securities will otherwise satisfy the limitations and restrictions applicable to the Fund. In making foreign investments, the Fund will also give appropriate consideration to the following factors, among others:

    o In addition to the risks associated with investing in foreign issuers, as described in the Prospectus, because some foreign securities the Fund may acquire are purchased with and payable in currency of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Certain currency exchange expenses may be incurred when the Fund changes investments from one country to another. The Fund also may be affected by the conversion of the currency of several European countries to the "Euro" currency.

    o Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in U.S. markets and, at times, volatility of prices can be greater than in the United States. There may be less government supervision and regulation of securities exchanges, brokers and listed companies. The issuers of some of these securities, such as foreign bank obligations, may be subject to less stringent or different regulations than those governing U.S. issuers. In addition, there may be less publicly available information about a foreign issuer, and foreign issuers are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Further, it may be more difficult to obtain current information about corporate actions by foreign issuers of portfolio securities that affect the prices of such securities.

    o Foreign securities are also subject to additional risks of possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions, which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets.

    o Some foreign securities may be subject to transfer taxes levied by foreign governments, and the income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. The Fund will also incur higher custody costs in connection with foreign securities.

DEPOSITORY RECEIPTS. The Fund may invest in securities of non-U.S. issuers directly and through investments in depository receipts. American Depository Receipts ("ADRs") and other forms of depository receipts for securities of non-U.S. issuers provide an alternative method for the Fund to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.

ADRs may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depository receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depository receipts.

BORROWING. The Fund may borrow to increase its holdings of portfolio securities and other instruments or for liquidity purposes. At all times when borrowings are outstanding the Fund must maintain at least 300% "asset coverage," meaning that the total assets of the Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers. The Fund's borrowing policies are fundamental and, therefore, may not be changed without shareholder approval.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (1) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (2) possible reduced levels of income and lack of access to income during this period, and (3) inability to enforce rights and the expenses involved in attempted enforcement.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements with banks or broker-dealers. Reverse repurchase agreements involve the sale of a security held by the Fund and its agreement to repurchase the instrument at a stated price, date and interest payment. Reverse repurchase agreements may be considered to be borrowings by the Fund and entail additional risks such as the occurrence of interest expenses and fluctuations in the Fund's net asset value. In connection with entering into reverse repurchase agreements, a segregated account of the Fund consisting of cash, cash equivalents, U.S. Government securities or other liquid securities (which may include equity securities) with an aggregate value at all times sufficient to repurchase the securities, or equal to the proceeds received upon the sale plus accrued interest, will be established with the Fund's custodian bank.

TEMPORARY DEFENSIVE POSITIONS. The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. When doing so, the Fund may hold a substantial portion of its assets in cash or investment grade fixed-income securities and may not be pursuing its investment objective.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Fund may not:

(1) Borrow money, except that it may borrow from banks in an amount not to exceed 1/3 of the value of its total assets and may borrow for temporary purposes from entities other than banks in an amount not to exceed 5% of the value of its total assets;

(2) Issue any senior securities, except as permitted by the terms of any exemptive order or similar rule issued by the Securities and Exchange Commission (the "SEC") relating to multiple classes of shares of beneficial interest of the Trust, and provided further that collateral arrangements with respect to forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

(3) Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

(4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the securities issued by the U.S. Government, its agencies and instrumentalities;

(5) Purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate acquired as a result of the Fund's ownership of such securities;

(6) Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments; or

(7) Make loans to other persons except (a) through the lending of securities held by it, (b) through the use of repurchase agreements, and (c) by the purchase of debt securities in accordance with its investment policies.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction.

The investment restrictions above have been adopted by the Trust as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined under the 1940 Act. "Majority" means the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Non-fundamental investment restrictions may be changed at any time by vote of a majority of the Trust's Board of Trustees.

PORTFOLIO TURNOVER

The Fund's investment objective is long-term growth of capital and the Fund does not purchase securities with the intention of engaging in short-term trading. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund's investment manager, regardless of the length of the holding period. Frequent trading involves higher securities transaction costs which may adversely affect the Fund's performance. To the extent that this policy results in the realization of gains on investments, the Fund will make distributions to its shareholders, which may accelerate shareholders' tax liabilities.

The Fund's portfolio turnover rate may exceed 300%. The Fund's investments in short sales and options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund's portfolio turnover.

The Fund's portfolio turnover rate is set forth in the Prospectus in the table entitled "Financial Highlights."

MANAGEMENT OF THE FUND


The Fund is supervised by the board of trustees ("the Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with CGM, as described in the table below.



                                                                                                            NUMBER OF FUNDS
    NAME, ADDRESS AND AGE       POSITION HELD AND LENGTH    PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND    IN THE CGM FUNDS
                                     OF TIME SERVED                   OTHER DIRECTORSHIPS HELD              COMPLEX OVERSEEN
INTERESTED TRUSTEES
G. Kenneth Heebner*            Trustee since 1993           Employee, CGM; Part Owner, Kenbob, Inc.                6
age 61                                                      (managing partner of CGM)

Robert L. Kemp*                Trustee since 1990           Employee, CGM; Part Owner, Kenbob, Inc.                6
age 69                                                      (managing partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                 Trustee since 1993           Counsel (formerly, Partner), Harter, Secrest           6
age 61                                                      & Emery LLP (law firm); Trustee, TT
                                                            International U.S.A. Master and Feeder
                                                            Trusts (four mutual funds)

Robert B. Kittredge            Trustee since 1990           Retired; formerly Trustee, New England                 6
age 81                                                      Zenith Fund

Laurens MacLure                Trustee since 1990           Retired; formerly President and Chief                  6
age 76                                                      Executive Officer, New England Deaconess
                                                            Hospital; formerly Trustee, New England
                                                            Zenith Fund; formerly Director,
                                                            Massachusetts Blue Cross/Blue Shield

James Van Dyke Quereau, Jr.    Trustee since 1993           Managing Partner, Stratton Management                  6
age 53                                                      Company; Director, Semper Trust Co.

J. Baur Whittlesey             Trustee since 1990           Member, Ledgewood Law Firm, P.C.                       6
age 55

OFFICERS
G. Kenneth Heebner*            Vice President since 1990    Employee, CGM; Part Owner, Kenbob, Inc.                6
age 61                                                      (managing partner of CGM)

Robert L. Kemp*                President since 1990         Employee, CGM; Part Owner, Kenbob, Inc.                6
age 69                                                      (managing partner of CGM)


Kathleen S. Haughton*;         Vice President since 1992    Employee - Vice President, Investor Services           6
address: 222 Berkeley                                       Division, CGM
Street, Boston,
Massachusetts 02116
age 41

Leslie A. Lake*                Vice President and           Employee - Office Administrator, CGM                   6
age 57                         Secretary since 1990

Martha I. Maguire*             Vice President since 1994    Employee - Funds Marketing, CGM                        6
age 46

Mary L. Stone*                 Assistant Vice President     Employee - Assistant Vice President,                   6
age 57                         since 1990                   Portfolio Transactions, CGM

Frank N. Strauss*              Treasurer since 1992         Employee - Chief Financial Officer, CGM                6
Address: 222 Berkeley
Street, Boston,
Massachusetts 02116
age 40

W. Dugal Thomas*               Vice President since 1992    Employee - Director of Marketing, CGM                  6
age 64


The Trust has a Trustees Committee. The members of the Trustees Committee are each of the disinterested trustees of the Trust. The responsibilities of the Committee are to: (1) perform the specific tasks assigned to disinterested trustees pursuant to the 1940 Act, including annual consideration of the investment management contracts with respect to each of the series of the Trust;
(2) oversee the audit process for the series of the Trust, (3) review on a periodic basis the governance structures and procedures of the series of the Trust, (4) review proposed resolutions of conflicts of interest that may arise in the business of the series of the Trust, and may have an impact on the shareholders of those series; and (5) provide general oversight of the series of the Trust on behalf of shareholders. The Trustees Committee met five times during the fiscal year ended December 31, 2001. The Trustees Committee does not have a procedure to consider nominees recommended by shareholders.

The following table shows the trustees' ownership in the Fund and in all registered investment companies in the CGM Funds complex overseen by the trustees, as of December 31, 2001.




                                                           AGGREGATE DOLLAR
                                                           RANGE OF EQUITY
                                   DOLLAR RANGE            SECURITIES IN ALL
                                    OF EQUITY            FUNDS IN THE CGM FUNDS
                                    SECURITIES              COMPLEX OVERSEEN
       NAME OF TRUSTEE              IN THE FUND             BY THE  TRUSTEES

INTERESTED TRUSTEES
G. Kenneth Heebner                 Over $100,000             Over $100,000

Robert L. Kemp                     Over $100,000             Over $100,000

DISINTERESTED TRUSTEES
Peter O. Brown                         none                  Over $100,000

Robert B. Kittredge              $50,001-$100,000            Over $100,000

Laurens MacLure                   $10,001-$50,000            Over $100,000

James Van Dyke Quereau, Jr.            none                       none

J. Baur Whittlesey                     none                  Over $100,000

As of April __, 2002, the trustees and officers of the Fund owned beneficially [less than 1% of the outstanding shares of the Fund].

The Fund pays no compensation to its officers or to the trustees listed above who are interested persons of the Fund. Trustees and officers receive no pension or retirement benefits paid from Fund expenses. The following table sets forth the compensation paid by the Trust to its trustees for the year ended December 31, 2001:


----------------------------------------------------------------------------------------------------------------------
                                                          PENSION OR
                                                          RETIREMENT
                                                           BENEFITS        ESTIMATED
                                          AGGREGATE       ACCRUED AS         ANNUAL              COMPENSATION
NAME OF TRUSTEE                          COMPENSATION    PART OF FUND    BENEFITS UPON     FROM THE TRUSTS AND FUND
                                          FROM TRUST       EXPENSES        RETIREMENT    COMPLEX PAID TO TRUSTEES (a)
----------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------
G. Kenneth Heebner                           None            None             None                   None
----------------------------------------------------------------------------------------------------------------------
Robert L. Kemp                               None            None             None                   None

----------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Peter O. Brown                             $28,258           None             None                 $37,000
----------------------------------------------------------------------------------------------------------------------
Robert B. Kittredge                        $28,258           None             None                 $37,000
----------------------------------------------------------------------------------------------------------------------
Laurens MacLure                            $28,258           None             None                 $37,000
----------------------------------------------------------------------------------------------------------------------
James Van Dyke Quereau, Jr.                $28,258           None             None                 $37,000
----------------------------------------------------------------------------------------------------------------------
J. Baur Whittlesey                         $28,258           None             None                 $37,000
----------------------------------------------------------------------------------------------------------------------


(a) The Fund Complex is comprised of two Trusts with a total of six funds.

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY AGREEMENT

CGM serves as investment manager of the Fund under an advisory agreement dated September 2, 1997. The Fund has been continuously managed since that date by G. Kenneth Heebner.


Under the advisory agreement, CGM manages the investment and reinvestment of assets of the Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. CGM furnishes, at its own expense, all necessary office supplies, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, CGM is compensated at the annual percentage rate of 1.00% of the first $500 million of the Fund's average daily net asset value, 0.95% of the next $500 million of such value, and 0.90% of such value in excess of $1 billion. CGM had voluntarily agreed, until December 31, 2001, to limit its management fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's total operating expenses to an annual rate of 1.20%, excluding dividends on short sales, of the Fund's average net assets. For the fiscal year ended December 31, 1999, the advisory fee that would have been payable to CGM for services rendered to the Fund amounted to $820,535. As a result of such waiver, the advisory fee paid was $536,897. For the fiscal year ended December 31, 2000, the advisory fee that would have been payable to CGM for services rendered to the Fund amounted to $568,755. As a result of such waiver, the advisory fee paid was $315,758. For the fiscal year ended December 31, 2001, the advisory fee that would have been payable to CGM for services rendered to the Fund amounted to $1,277,059. As a result of such waiver, the advisory fee paid was $1,121,782. CGM has not continued this waiver past December 31, 2001.

In approving the advisory agreement, the trustees considered, among other things, the levels of advisory fees and other expenses borne by the Fund. The trustees compared the advisory fees and overall expenses of the Fund with the advisory fees paid and overall expenses borne by other comparable mutual funds and reviewed the information supplied by CGM concerning its profits in relation to the Fund. The trustees also reviewed the performance of the Fund and compared the Fund's performance with the performance of other mutual funds and with the performance of other CGM clients. The trustees also considered the brokerage expenses of the Fund and the benefits to CGM from soft dollar arrangements with brokers and other fallout benefits to CGM. Further, the trustees reviewed the administrative and shareholder services provided by CGM to the Fund and considered materials submitted by CGM concerning its compliance and controls. Based upon their review, the trustees concluded that the advisory agreement was reasonable, fair and in the best interests of the Fund and its shareholders. The trustees also concluded that the fees provided in the advisory agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.


The Fund pays the compensation of its trustees who are not partners, directors, officers or employees of CGM or its affiliates (other than registered investment companies); registration, filing, and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Fund; the charges and expenses of the Fund's legal counsel; interest, including on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the costs of printing registration statements and prospectuses relating to the Fund, including amendments and revisions thereto, annual, semi-annual, and other periodic reports of the Fund, and notices and proxy solicitation material furnished to shareholders of the Fund or regulatory authorities, to the extent that any such materials relate to the Fund or its shareholders; and the Fund's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

CGM also acts as investment adviser to CGM Capital Development Fund, CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund and three other mutual fund portfolios. CGM also provides investment advice to other institutional clients.

Certain officers and trustees of the Fund also serve as officers, directors or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

CUSTODIAL ARRANGEMENTS

State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income, and net asset value per share of the Fund on each business day.

INDEPENDENT ACCOUNTANTS


[To be added by amendment.]


OTHER ARRANGEMENTS


Certain office space, facilities, equipment and administrative services for the Fund and other mutual funds under the investment management of the CGM organization are furnished by CGM. In addition, CGM provides bookkeeping, accounting, auditing, financial recordkeeping and related clerical services for which it is entitled to be reimbursed by the Fund based on the cost of providing these services. For the years ended December 31, 1999, 2000 and 2001, CGM received reimbursements in the amount of $13,000, $12,000 and $13,000, respectively.


CODES OF ETHICS

The Fund and CGM each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel of the Fund and CGM, under certain circumstances, to invest in securities, including securities that may be purchased or held by the Fund. However, the Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the Codes of Ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of portfolio securities for the Fund, CGM always seeks the best price and execution. Transactions in unlisted securities will be carried out through broker-dealers who make the primary market for such securities unless, in the judgment of CGM, a more favorable price can be obtained by carrying out such transactions through other brokers.

CGM selects only brokers it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. CGM will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund will not pay a broker a commission at a higher rate than is otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

Receipt of research services from brokers may sometimes be a factor in selecting a broker which CGM believes will provide the best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce CGM's expenses. Such services may be used by CGM in servicing other client accounts and in some cases may not be used with respect to the Fund.


The Fund's Trustees (together with the Trustees of certain other CGM funds) have directed CGM to allocate a total of $________ of brokerage commissions from certain CGM funds (including the Fund) to Instanet (formerly known as Lipper Inc.) for the purpose of obtaining certain publications provided by Instanet (which provides information useful to the Trustees in reviewing the relationship between the Fund and CGM).

In 2001, Fund brokerage transactions aggregating $687,910,856 were allocated to brokers providing research services and $1,659,125 in commissions were paid on these transactions. During the fiscal years ended December 31, 1999, 2000 and 2001, the Fund paid total brokerage fees of $938,688, $992,413 and $1,660,301, respectively.


DESCRIPTION OF THE TRUST

The Declaration of Trust of the Trust currently permits the trustees to issue an unlimited number of shares of beneficial interest of separate series of the Trust. Interests in the portfolio described in the Prospectus and in this Statement are represented by shares of the Fund. Each share of the Fund represents an interest in such series which is equal to and proportionate with the interest represented by each other share. The shares of the Fund do not have any preemptive rights. Upon liquidation of the portfolio, shareholders of the Fund are entitled to share pro rata in the net assets of such portfolio available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses. The trustees have no present intention of making such direct charges.

The Declaration of Trust also permits the trustees, without shareholder approval, to create one or more additional series or classes of shares or to reclassify any or all outstanding shares as shares of particular series or classes, with such preferences and rights and eligibility requirements as the trustees may designate. While the trustees have no current intention to exercise the power to establish separate classes of the existing series of the Trust, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements, which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series.

SHAREHOLDER RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided herein) on the election of trustees of the Trust and the termination of the Fund and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees, except that in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if the appointment of a trustee to fill a vacancy in the Board of Trustees would result in less than two-thirds of the trustees having been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders of record who have been such for at least six months and who hold in the aggregate shares equal to at least the lesser of (i) $25,000 in net asset value or (ii) 1% of the outstanding shares, stating that shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust will either provide access to a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the holders of the outstanding shares of the Trust except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or subseries of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations. The shareholders of the Fund shall not be entitled to vote on matters exclusively affecting any other series, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the series and the approval of the investment advisory contracts of the series. Similarly, no shareholders of any other series shall be entitled to vote on any such matters exclusively affecting the Fund. In particular, the phrase "majority of the outstanding voting securities of the Fund" as used in this Statement shall refer only to the shares of the Fund.


On March 31, 2002, there were ________ shares of the Fund outstanding. On that date, State Street Bank, acting as trustee for various retirement plans and individual retirement accounts, owned ________ shares -- about ____% of the total. In almost all cases, State Street Bank does not have the power to vote or to dispose of the shares except at the direction of the beneficial owner.


SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust; however, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or trustees. The Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund and no other series of the Trust assumes any liability for obligations entered into on behalf of the Fund.

ADVERTISING AND PERFORMANCE INFORMATION

CALCULATION OF TOTAL RETURN

The Fund may include total return information in advertisements or written sales material. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in the Fund rather than paid to the investor in cash. The formula for total return used by the Fund includes three steps:

(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested;

(2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and

(3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year.


For the year ended December 31, 2001 and the period from September 3, 1997 (commencement of operations) through December 31, 2001, the Fund's average annual total return was 47.7% and 22.4%, respectively. For the one year period ended December 31, 2001 and the period from September 3, 1997 (commencement of operations) through December 31, 2001, the total return on a hypothetical $1,000 investment in the Fund on an aggregate basis was 47.7% and 139.3%, respectively. If CGM had not limited expenses to 1.20% of average annual net assets, the Fund's total return for each period would have been lower.

The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale of fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of Fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest individual marginal federal income tax rate then in effect. State and local taxes are disregarded. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

Average annual total return (after taxes on distributions) is computed as follows:

         P(1+T)n = ATVD

Where:   P    = a hypothetical initial payment of $1,000.
         T    = average annual total return (after taxes on distributions).
         n    = number of years
         ATVD = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

Average annual total return (after taxes on distributions and sale of fund shares) is computed as follows:

         P(1+T)n = ATVDR

Where:   P     =  a hypothetical initial payment of $1,000.
         T     =  average total return (after taxes on distributions and
                  redemption).
         n     =  number of years.
         ATVDR =  ending value of a hypothetical  $1,000  investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on fund distributions and redemption.


PERFORMANCE COMPARISONS

Total return may be used to compare the performance of the Fund against certain widely acknowledged standards or indexes for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

The Standard & Poor's 500 Composite Index (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included.

The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

No brokerage commissions or other fees are factored into the values of the S&P 500 and the Dow Jones Industrial Average.

The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

Lipper Inc. (formerly, Lipper Analytical Services, Inc.) is an independent service that provides research on over 60,000 mutual funds worldwide. From time to time, the Fund may include its ranking among mutual funds tracked by Lipper in advertisements or sales literature.

Morningstar, Inc. ("Morningstar") is an independent mutual fund ranking service. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects the fund performance relative to three-month Treasury bill monthly returns. Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star. From time to time, the Fund may include its ranking among mutual funds tracked by Morningstar in advertisements or sales literature.

Value Line, Inc. ("Value Line"), is an independent mutual fund ranking service that reviews the performance of mutual funds. In ranking mutual funds, Value Line uses two indicators: a Risk Rank to show the total level of risk a fund has assumed and an Overall Rank measuring various performance criteria taking risk into account. Funds are ranked from 1 to 5, with 1 the highest Overall Rank (the best risk-adjusted performance) and the best Risk Rank (the least risky). From time to time, the Fund may include ranking information provided by Value Line in advertisements and sales literature.

From time to time, programs and articles about the Fund regarding performance, rankings and other characteristics of the Fund and information about persons responsible for its portfolio management may appear on television and in national publications and major metropolitan newspapers including, but not limited to, CNBC, PBC, CNN-fn, The Wall Street Journal, The Boston Globe, The New York Times and Barron's, Forbes, Fortune, Money, Worth, Kiplinger's Personal Finance, Mutual Funds, Individual Investor, Bloomberg Personal and Business Week magazines. In particular, some or all of these media may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of, or quotations from, such articles may be used in the Fund's promotional literature. The Fund may also include in its advertising and sales literature information concerning the experience of Mr. Heebner, the Fund's portfolio manager, in managing other mutual funds and private accounts, including ranking and rating information about such funds.

NET ASSET VALUE AND PUBLIC OFFERING PRICE

The method for determining the public offering price and net asset value per share is summarized in the Prospectus under "Pricing of Shares."

The net asset value of a share of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares outstanding and rounding to the nearest cent. Such determination is made as of the close of normal trading on the New York Stock Exchange on each day on which the Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement, the New York Stock Exchange is currently expected to be closed on the following holidays: Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day and Good Friday.

Securities which are traded over-the-counter or on a stock exchange will be valued according to the broadest and most representative market based on the last reported sale price for securities listed on a national securities exchange (or on the NASDAQ National Market System) or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. U.S. Government securities are valued at the most recent quoted price on the date of valuation.

For equity securities, it is expected that the broadest and most representative market will ordinarily be either (i) a national securities exchange, such as the New York Stock Exchange or American Stock Exchange, or (ii) the NASDAQ National Market System. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

HOW TO PURCHASE SHARES

The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."

SHAREHOLDER SERVICES

OPEN ACCOUNTS

A shareholder's investment in the Fund is credited to an open account maintained for the shareholder by the CGM Shareholder Services Department ("CGM Shareholder Services") of Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank. The address is: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

Certificates representing shares are issued only upon written request to CGM Shareholder Services but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions that have taken place during the year. After the close of each fiscal year, CGM Shareholder Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. The year-end statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Fund, and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLANS ("SWP")

A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services -- Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established. A shareholder may establish a SWP by completing a Service Options Form or the appropriate retirement plan distribution form.

Payments will be made either to the shareholder or to any other person or entity designated by the shareholder. If payments are issued to an individual other than the registered owner(s) and/or mailed to an address other than the address of record, a signature guarantee will be required on the appropriate form. Shares to be included in a Systematic Withdrawal Plan must be held in an Open Account rather than certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of the New York Stock Exchange on the record date for the dividend or distribution. If withdrawal checks are returned to the Fund as "undeliverable" or remain uncashed for more than six months, the shareholder's Systematic Withdrawal Plan will be cancelled, such undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of the checks. Special rules apply to fiduciary accounts. Please call 800-343-5678 for information.

Since withdrawal payments represent in whole or in part proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. For federal income tax purposes, a withdrawal under the SWP constitutes a sale of shares, which may result in a capital gain or loss. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Income Dividends, Capital Gains Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE

A shareholder may exchange shares of the Fund for shares of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund, CDC Nvest Cash Management Trust - Money Market Series, CDC Nvest Tax Exempt Money Market Trust or CGM Capital Development Fund; however, shares of CGM Capital Development Fund may be exchanged for only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of CGM, and counsel to CGM Capital Development Fund and CGM. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services -- Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips) per year and to prohibit exchanges during the first 15 days following an investment in the Fund.

Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request or Service Options Form to CGM Shareholder Services. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

AUTOMATIC INVESTMENT PLANS ("AIP")

Once initial investment minimums have been satisfied (see "How to Purchase Shares" in the Prospectus), a shareholder may participate in an Automatic Investment Plan, pursuant to which the Fund debits $50.00 or more on or about the same date each month from a shareholder's checking account and transfers the proceeds into the shareholder's Fund account. To participate, a shareholder must authorize the Fund and its agents to initiate Automated Clearing House ("ACH") debits against the shareholder's designated checking account at a bank or other financial institution. Please contact CGM Shareholder Services at 800-343-5678 to determine the requirements associated with debits from savings banks and credit unions. Debits from money market accounts are not acceptable. Shareholders receive a confirmation of each purchase of Fund shares under the AIP. If a shareholder elects to redeem shares of the Fund purchased under the AIP within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. See "All Redemptions."

Once a shareholder enrolls in the AIP, the Fund and its agents are authorized to initiate ACH debits against the shareholder's account payable to the order of The CGM Funds. Such authority remains in effect until revoked by the shareholder, and, until the Fund actually receives such notice of revocation, the Fund is fully protected in initiating such debits. Participation in the AIP may be terminated by sending written notice to CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511, or by calling 800-343-5678 more than 14 days prior to the next scheduled debit date. The Fund may terminate a shareholder's participation in the AIP immediately in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify the AIP at any time.

RETIREMENT PLANS

Under "Shareholder Services -- Retirement Plans" the Prospectus refers to several retirement plans. These include tax deferred money purchase pension or profit sharing plans, as well as SEP-IRAs, Traditional and Roth IRAs and 403(b)(7) custodial accounts established under retirement plans sponsored by CGM. These plans may be funded with shares of the Fund.

For participants under age 59 1/2, generally, all income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust by writing or calling the Trust as indicated on the cover of this Statement.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

ADDRESS CHANGES

Shareholders can request that their address of record be changed either by telephone or in writing (by mail or delivery service, but not by facsimile) in accordance with the policies and procedures of the Trust. After an address change is made, no telephone or written redemption requests will be honored for three months unless the registered owner's signature is guaranteed on the request. Written requests for a change of address may be mailed to: CGM Shareholder Services, c/o BFDS, P.O. Box 8511, Boston, MA 02266-8511.

If a statement or check sent to a shareholder is returned three times, mailings to the shareholder may be discontinued until the shareholder contacts CGM Shareholder Services with correct address information.

REDEMPTIONS

The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Sell Shares."

Except as noted below, signatures on redemption requests must be guaranteed by an eligible guarantor institution in accordance with procedures established by the Trust. Signature guarantees by notaries public are not acceptable.

The procedures provide that an "eligible guarantor institution" means any of the following: banks (as defined in ss. 3(a) of the Federal Deposit Insurance Act, as amended (the "FDIA") [12 U.S.C. ss. 1813(a)]); brokers, dealers, municipal securities brokers, government securities dealers and government securities brokers, as those terms are defined under the Securities Exchange Act of 1934, as amended (the "1934 Act"); credit unions (as defined in ss. 19(b)(1)(A) of the Federal Reserve Act, as amended [12 U.S.C. ss. 461(b)]); national securities exchanges, registered securities associations and clearing agencies, as those terms are defined under the 1934 Act; and savings associations (as defined in ss. 3(b) of the FDIA [12 U.S.C. ss. 1813(b)]). However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $25,000, and the proceeds check is made payable to the registered owner(s) and mailed to the address of record, which has not changed in the prior three months. If the address of record has changed within the prior three months, a signature guarantee will be required. This policy applies to both written and telephone redemption requests.

REDEEMING BY TELEPHONE

There are two ways to redeem by telephone. In either case, a shareholder should call 800-343-5678 prior to 4:00 p.m. (Eastern time). Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted. Telephone redemptions are not available for Traditional or Roth IRAs, SEP-IRAs, 403(b)(7) custodial accounts or money purchase pension and profit sharing plans under a CGM retirement plan where State Street Bank is the custodian or trustee.

CHECK SENT TO THE ADDRESS OF RECORD

A shareholder may request that a check be sent to the address of record on the account, provided that the address has not changed for the last three months and the shareholder is redeeming $25,000 or less. Except in the case of a CGM retirement plan, the option of telephone redemption by check is available to shareholders automatically unless this option is declined in the application or in writing. The check will be made payable to the registered owner(s) of the account.

If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks. Special rules apply to fiduciary accounts. Please call 800-343-5678 for information.

PROCEEDS WIRED TO A PREDESIGNATED BANK

A shareholder may request that the redemption proceeds be wired to the bank selected on the Fund application or subsequently on a Service Options Form (with a signature guarantee) available from the Trust or CGM Shareholder Services. A nominal wire fee, currently $5.00, is deducted from the proceeds. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated may be made by furnishing CGM Shareholder Services a completed Service Options Form with a signature guarantee. Whenever a Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

ALL REDEMPTIONS

The redemption price will be the net asset value per share next determined after the redemption request is received by CGM Shareholder Services in good order (including any necessary documentation). Redemption requests cannot be revoked once they have been received in good order. Proceeds resulting from a written redemption request will normally be mailed or wired to you within five business days after receipt of your request in good order. Telephone redemption proceeds will normally be mailed or wired within five business days following receipt of a proper redemption request. If you purchased your Fund shares by check (or through your AIP) and elect to redeem shares within 15 days of such purchase, you may experience delays in receiving redemption proceeds. The Trust will process your redemption request upon receipt of a request in good order. However, the Trust will generally postpone sending your redemption proceeds from such investment until it can verify that your check (or AIP investment) has been or will be collected. Under ordinary circumstances, the Trust cannot verify collection of individual checks (or AIP investments) and may therefore automatically hold proceeds from redemptions requested during the 15 day period following such investment for a total of up to seven days. There will be no such automatic delay following investments paid for by federal funds wire or by bank cashier's check, certified check or treasurer's check although the Trust may in any case postpone payment of redemption proceeds for up to seven days.

The Trust will normally redeem shares for cash; however, the Trust reserves the right to pay the redemption price wholly in kind or partly in kind and partly in cash if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period.

A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

Because the expense of maintaining small accounts is disproportionately high, the Trust may close accounts with 20 shares or less and mail the proceeds to the shareholder. Shareholders who are affected by this policy will be notified of the Trust's intention to close the account, and will have 60 days immediately following the notice in which to acquire the requisite number of shares. The minimum does not apply to retirement and Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

As described in the Prospectus under "Dividends, Capital Gains and Taxes", it is the policy of the Fund to pay annually, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for such dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. However, if a shareholder elects to receive capital gains in cash, his or her income dividends must also be received in cash. Shareholders can elect to receive payments of cash dividends and capital gains distributions either by check or by direct deposit to a bank account that they have predesignated. These elections can be made at the time the account is opened and may be changed by the shareholder at any time by submitting a written request directly to CGM Shareholder Services or by calling 800-343-5678. However, changes in bank account information for direct deposits of cash dividends and capital gains distributions must be made through a Service Options Form. In order for a change to be effective for any dividend or distribution, it must be received by CGM Shareholder Services at least five days before the record date for such dividend or distribution. If a shareholder elects to receive distributions in cash and checks are returned "undeliverable" or remain uncashed for six months, such shareholder's cash election will be changed automatically and the shareholder's future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, following such six month period, any undeliverable or uncashed checks will be cancelled and such amounts reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks.

The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income or excise tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If the Fund failed to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. The Fund is subject to a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid by the Fund and received by the applicable shareholder on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

As long as it qualifies as a "regulated investment company" under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

Shareholders of the Fund normally will have to pay federal income tax, and any state or local income taxes, on the dividends and capital gain distributions they receive from the Fund. Distributions paid by the Fund from ordinary income (including dividends and interest) and net short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes. If the Fund receives dividend income from U.S. corporations (other than real estate investment trusts (REITs)), a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments. Distributions that the Fund receives from a REIT, and dividends paid by the Fund from such distributions, will not qualify for this deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated by the Fund as capital gains dividends are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned shares in the Fund. To the extent that the Fund makes a distribution in excess of its current and accumulated earnings and profits, the distribution will be treated first as a tax-free return of capital, reducing the tax basis in a shareholder's shares, and then, to the extent the distribution exceeds such tax basis, as a taxable gain from the sale of such shares. Dividends and distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional shares of the Fund.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Upon the sale or other disposition of Fund shares by a shareholder that holds such shares as a capital asset, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized upon a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Dividends paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest.

A shareholder may be subject to backup withholding at the rate of 30% on taxable distributions unless such shareholder (a) is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or
(b) provides a taxpayer identification number, certifies that the shareholder is not subject to backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. A shareholder who does not provide the Fund with his correct taxpayer identification number may also be subject to penalties imposed by the IRS. Any amount paid as backup withholding will be creditable against the shareholder's income tax liability so long as a return is timely filed.

The Fund may invest in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Fund does invest in passive foreign investment companies, it may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Fund may have taxable income from such investment regardless of whether or not the Fund receives any actual distributions of cash from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Investment income received by the Fund and gains with respect to foreign securities may be subject to foreign taxes, including foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income; the Fund intends to qualify for treaty reduced rates where available.

As required by federal law, detailed federal tax information is furnished to each shareholder for each calendar year on or before January 31 of the succeeding year. CGM Shareholder Services, the shareholder servicing agent, will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. If you redeem or exchange shares in any year, following the end of a year, you may also receive a statement providing the cost basis and gain or loss of each share lot that you sold in each year. Your CGM account cost basis will be calculated using the "double category average cost method," which is one of the four calculation methods allowed by the IRS. Be sure to keep these statements as permanent records. A fee may be charged for any duplicate information that you request.

Investors should consult their tax advisors regarding the application of the above-described general federal taxation rules to their own circumstances and the state, local, or foreign tax consequences to them of any investment in the Fund.

FINANCIAL STATEMENTS


[To be added by amendment.]

                                    CGM TRUST

PART C.  OTHER INFORMATION

Item 23. Exhibits

         (a) (1) Amended and Restated Agreement and Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (2) Amendment No. 1 to the Amended and Restated Agreement and
                  Declaration of Trust of the Registrant is contained in Post-Effective Amendment No. 83 on Form N-1A (File No. 2-10653) filed on June 17, 1997 and incorporated herein by reference.

         (b)  By-laws of the Registrant are filed herewith.

         (c) (1) Form of share certificate of the Registrant's CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (2) Form of share certificate of the Registrant's CGM Fixed Income
                  Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (3) Form of share certificate of the Registrant's CGM American Tax
                  Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (4) Form of share certificate of the Registrant's CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (5) Form of share certificate of the Registrant's CGM Focus Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

         (d) (1) Advisory Agreement of the Registrant dated December 13, 1996 with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (2) Advisory Agreement of the Registrant dated December 13, 1996 with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (3) Advisory Agreement of the Registrant dated August 30, 1996 with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (4) Advisory Agreement of the Registrant dated August 30, 1996 with respect to CGM Realty Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (5) Advisory Agreement of the Registrant dated September 2, 1997 with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

         (e) None.

         (f) None.

         (g) (1) Custodian Contract with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (2) Supplement dated March 6, 1992 to Custodian Contract with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (3) Amendment dated April 29, 1999 to the Custodian Contract with respect to CGM Mutual Fund is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

              (4) Custodian Contract dated March 6, 1992 with respect to CGM
                  Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (5) Amendment dated April 16, 1992 to the Custodian Contract with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (6) Amendment dated October 30, 1998 to the Custodian Contract with respect to CGM Fixed Income Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

              (7) Custodian Contract with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

              (8) Amendment dated April 29, 1999 to the Custodian Contract with respect to CGM American Tax Free Fund is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

              (9) Custodian Contract with respect to CGM Realty Fund is
                  contained in Post-Effective Amendment No. 82 on Form N-1A (File No. 2-10653) filed on February 27, 1997 and incorporated herein by reference.

             (10) Amendment dated April 29, 1999 to the Custodian Contract with respect to CGM Realty Fund is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

             (11) Custodian Contract with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

             (12) Amendment dated April 29, 1999 to the Custodian Contract with respect to CGM Focus Fund is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

             (13) Amendment dated August 1, 2000 to the Custodian Contract with respect to CGM Focus Fund filed herewith.

             (14) Special Custody Agreement dated August 1, 2000 with respect to
                  CGM Focus Fund filed herewith.

         (h) Transfer Agency and Service Agreement with respect to each series of the Registrant dated January 1, 2000 filed herewith.

         (i) Opinion and consent of counsel is contained in Post-Effective Amendment No. 88 on Form N-1A (File No. 2-10653) filed on April 30, 1999 and incorporated herein by reference.

         (j) To be file by amendment.

         (k) None.

         (l) None.

         (m) None.

         (n) None.

         (p) (1) Code of Ethics for the Registrant is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

              (2) Code of Ethics for Capital Growth Management Limited
                  Partnership is contained in Post-Effective Amendment No. 89 on Form N-1A (File No. 2-10653) filed on April 25, 2000 and incorporated herein by reference.

         (q) Powers of attorney are contained in Post-Effective Amendment No. 87 on Form N-1A (File No. 2-10653) filed on March 1, 1999 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

         Information pertaining to persons controlled by or under common control with the Registrant is hereby incorporated by reference to the section captioned "The Investment Manager" in each Prospectus and the section captioned "Investment Advisory and Other Services - Advisory Agreement" in each Statement of Additional Information.

Item 25. Indemnification

         See Article 4 of the Trust's By-laws which are filed herewith. In addition, each series of the Trust maintains a liability insurance policy with maximum coverage of $15 million (for CGM Realty Fund and CGM Mutual Fund) or $5 million (for CGM Fixed Income Fund, CGM Focus Fund and CGM American Tax Free Fund) under which the applicable Fund and its trustees and officers are named insureds.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust's By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against the public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

         Capital Growth Management Limited Partnership ("CGM"), the investment manager of CGM Mutual Fund, CGM Fixed Income Fund, CGM American Tax Free Fund, CGM Realty Fund and CGM Focus Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

         KenBob, Inc., which is owned by Robert L. Kemp and G. Kenneth Heebner, is the sole general partner of CGM. Both Mr. Kemp and Mr. Heebner are trustees and officers of the Registrant and of the CGM Capital Development Fund, another registered investment company which is managed by CGM. CDC IXIS Asset Management North America, L.P., which is a limited partner of CGM, is a wholly-owned subsidiary of CDC IXIS Asset Management, which is 100% indirectly owned by the French state.

Item 27. Principal Underwriters

         Not applicable.

Item 28. Location of Accounts and Records

         The following companies maintain possession of the documents required by the specified rules:

         (a)  Registrant
              Rule 31a-1(a)(4); Rule 31a-1(d); Rule 31a-2(a); Rule 31a-2(c)

         (b)  State Street Bank and Trust Company
              225 Franklin Street
              Boston, Massachusetts  02110
              Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6),
              (7), (8); Rule 31a-2(a)

         (c)  Capital Growth Management Limited Partnership
              One International Place
              Boston, Massachusetts 02110
              Rule 31a-1(a); Rule 31a-1(b)(9), (10), (11);
              Rule 31a-1(f); Rule 31a-2(a); Rule 31a-2(e)

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 26th day of February, 2002.

                                          CGM TRUST
                                          On behalf of its series CGM Focus Fund

                                          By: /s/ Robert L. Kemp
                                              ---------------------------------
                                              Robert L. Kemp
                                              President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons on February 26, 2002 in the capacities indicated.

                   Signature                                  Title
                                                      President (Principal
                                                     Executive Officer) and
         /s/ Robert L. Kemp                                  Trustee
--------------------------------------------
         Robert L. Kemp
                                                      Treasurer (Principal
                                                    Financial and Accounting
         /s/ Frank N. Strauss                               Officer)
--------------------------------------------
         Frank N. Strauss

*        Peter O. Brown                                      Trustee
--------------------------------------------
         Peter O. Brown

         /s/ G. Kenneth Heebner                              Trustee
--------------------------------------------
         G. Kenneth Heebner

*        Robert B. Kittredge                                 Trustee
--------------------------------------------
         Robert B. Kittredge

*        Laurens MacLure                                     Trustee
--------------------------------------------
         Laurens MacLure

*        James Van Dyke Quereau, Jr.                         Trustee
--------------------------------------------
         James Van Dyke Quereau, Jr.

*        J. Baur Whittlesey                                  Trustee
--------------------------------------------
         J. Baur Whittlesey

     *By:  /s/ Robert L. Kemp
           ------------------------------------------
           Robert L. Kemp
           Attorney-In-Fact pursuant to powers of attorney previously filed.

                                  EXHIBIT INDEX

(b)  By-laws of the Registrant.